Earnings/(loss) from associates - after interest and tax (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Earnings/(loss) from associates - after interest and tax	£ 70.2	£ (60.4)	£ 23.8
Interests in associates and joint ventures	286.5	305.1	412.9
Restructuring and transformation costs	195.5	218.8	175.4
Kantar
Disclosure of associates [line items]
Interests in associates and joint ventures	0.0	0.0	61.2
Kantar
Disclosure of associates [line items]
Non-refundable distribution received	£ 45.1
Amortisation and impairment of acquired intangible assets other than goodwill		75.8	38.8
Restructuring and transformation costs		£ 54.8	£ 18.8